Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-Based Compensation Plans

34. STOCK-BASED COMPENSATION PLANS
A) Employee Stock Options
Cenovus has an Employee Stock Option Plan that provides employees with the opportunity to exercise an option to purchase a common share of the Company. Option exercise prices approximate the market value for the common shares on the date the options were issued. Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years and are fully exercisable after three years. Options expire after seven years.
Options issued by the Company have associated NSRs. The NSRs, in lieu of exercising the option, gives the option holder the right to receive the number of common shares that could be acquired with the excess value of the market price of Cenovus’s common shares at the time of exercise over the exercise price of the option. Alternatively, the holder may elect to exercise the option and receive a net cash payment equal to the excess of the market price received from the sale of the common shares over the exercise price of the option.
The NSRs vest and expire under the same terms and conditions as the underlying options.
Stock Options With Associated Net Settlement Rights
The weighted average unit fair value of NSRs granted during the year ended December 31, 2022, was $19.94 before considering forfeitures, which are considered in determining total cost for the period. The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.84%
Expected Dividend Yield	0.72%
Expected Volatility (1)	24.72%
Expected Life (years)	5.75
(1)Expected volatility has been based on historical share volatility of the Company.
The following tables summarize information related to the NSRs:

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2022	(thousands)	($)
Outstanding, Beginning of Year	27,233	13.06
Granted	2,031	19.94
Exercised	(11,599)	12.77
Forfeited	(258)	9.75
Expired	(3,058)	22.25
Outstanding, End of Year	14,349	12.38

	Outstanding			Exercisable
As at December 31, 2022	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
5.00 to 9.99	5,234	4.88	8.76	1,474	8.94
10.00 to 14.99	6,229	3.80	12.01	4,280	12.13
15.00 to 19.99	2,834	4.26	19.71	919	19.36
20.00 to 24.99	52	6.69	22.37	—	—
	14,349	4.30	12.38	6,673	12.42
Cenovus Replacement Stock Options
For the year ended December 31, 2022, 6,042 thousand Cenovus replacement stock options, with a weighted average exercise price of $16.57, were exercised and net settled for cash and 103 thousand Cenovus replacement stock options were exercised with a weighted average exercise price of $14.98 and settled for 81 thousand common shares.
The Company recorded a liability of $42 million as at December 31, 2022, (December 31, 2021 – $30 million) in the Consolidated Balance Sheets for Cenovus Replacement Stock Options based on the fair value at year end using the Black-Scholes-Merton valuation model.
The following tables summarize the information related to the Cenovus replacement stock options:

	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
For the year ended December 31, 2022	(thousands)	($)
Outstanding, Beginning of Year	12,256	15.21
Exercised	(6,145)	16.12
Forfeited	(186)	15.85
Expired	(2,458)	20.59
Outstanding, End of Year	3,467	9.99

	Outstanding			Exercisable
As at December 31, 2022	Number of Cenovus Replacement Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
3.00 to 4.99	2,065	1.63	3.54	742	3.54
5.00 to 9.99	124	1.36	6.06	59	6.06
10.00 to 14.99	14	0.47	12.88	14	12.88
15.00 to 19.99	594	1.04	18.35	594	18.35
20.00 to 24.99	524	0.20	21.77	524	21.77
25.00 to 29.99	146	0.58	27.88	146	27.88
	3,467	1.25	9.99	2,079	14.21
B) Performance Share Units
Cenovus has granted PSUs to certain employees under its Performance Share Unit Plan for Employees. PSUs are time-vested whole-share units that entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. The number of PSUs eligible to vest is determined by a multiplier that ranges from zero percent to 200 percent and is based on the Company achieving key pre-determined performance measures. PSUs vest after three years.
The Company has recorded a liability of $216 million as at December 31, 2022, (December 31, 2021 – $61 million) in the Consolidated Balance Sheets for PSUs based on the market value of Cenovus’s common shares at the end of the year. PSUs are paid out upon vesting and, as a result, the intrinsic value was $nil as at December 31, 2022.
The following table summarizes the information related to the PSUs held by Cenovus employees:

Number of Performance Share Units
For the year ended December 31, 2022	(thousands)
Outstanding, Beginning of Year	7,163
Granted	3,226
Vested and Paid Out	(1,413)
Cancelled	(465)
Units in Lieu of Dividends	167
Outstanding, End of Year	8,678
C) Restricted Share Units
Cenovus granted RSUs to certain employees under its Restricted Share Unit Plan for Employees. RSUs are whole-share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. RSUs generally vest over three years.
The Company recorded a liability of $109 million as at December 31, 2022 (December 31, 2021 – $53 million) in the Consolidated Balance Sheets for RSUs based on the market value of Cenovus’s common shares at the end of the year. As RSUs are paid out upon vesting, the intrinsic value of vested RSUs was $nil as at December 31, 2022.
The following table summarizes the information related to the RSUs held by Cenovus employees:

Number of Restricted Share Units
For the year ended December 31, 2022	(thousands)
Outstanding, Beginning of Year	6,025
Granted	3,161
Vested and Paid Out	(2,230)
Cancelled	(430)
Units in Lieu of Dividends	129
Outstanding, End of Year	6,655
D) Deferred Share Units
Under two Deferred Share Unit Plans, Cenovus directors, officers and certain employees may receive DSUs, which are equivalent in value to a common share of the Company. Eligible employees have the option to convert either zero, 25, 50, 75 or 100 percent of their annual bonus award into DSUs. DSUs vest immediately, are redeemed in accordance with the terms of the agreement and expire on December 15 of the calendar year following the year of cessation of directorship or employment.
The Company recorded a liability of $40 million as at December 31, 2022 (December 31, 2021 – $20 million) in the Consolidated Balance Sheets for DSUs based on the market value of Cenovus’s common shares at the end of the year. The intrinsic value of vested DSUs equals the carrying value as DSUs vest at the time of grant.
The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

Number of Deferred Share Units
For the year ended December 31, 2022	(thousands)
Outstanding, Beginning of Year	1,256
Granted to Directors	161
Granted	316
Units in Lieu of Dividends	30
Redeemed	(257)
Outstanding, End of Year	1,506
E) Total Stock-Based Compensation

For the years ended December 31,	2022	2021	2020
Stock Options With Associated Net Settlement Rights	15	14	11
Cenovus Replacement Stock Options	53	26	—
Performance Share Units	183	56	19
Restricted Share Units	100	48	23
Deferred Share Units	22	15	(4)
Stock-Based Compensation Expense (Recovery)	373	159	49
Stock-Based Compensation Costs Capitalized	—	8	16
Total Stock-Based Compensation	373	167	65